OTHER ACCOUNTS RECEIVABLE, NET - Contract Assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,557,039)	(8,611,594)	$ (5,875,018)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,472,997)	(8,453,149)
Trade receivables / other accounts receivable
Disclosure of financial assets [line items]
Financial assets	11,702,301	9,300,643
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	11,988,764	9,557,534
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(286,463)	(256,891)
Trade receivables / other accounts receivable | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Trade receivables / other accounts receivable | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,282,734	7,069,120
Trade receivables / other accounts receivable | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(286,463)	(256,891)
Service concession arrangements
Disclosure of financial assets [line items]
Financial assets	7,031,916	5,118,683
Service concession arrangements | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	7,034,058	5,119,649
Service concession arrangements | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(2,142)	(966)
Service concession arrangements | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Service concession arrangements | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,328,028	$ 2,631,235